Assets held for sale, liabilities of disposal groups held for sale and business acquisitions - Assets and liabilities held for sale detail (Details) $ in Millions		12 Months Ended
		Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and balances at central banks	[1]		$ 285,868		$ 327,002	[2]	$ 403,018
Trading assets	[1]		289,159		218,093		248,842
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	[1]		110,643		100,101		110,795
Derivatives	[1]		229,714		284,159		196,882
Due from and placements with banks and other financial institutions	[1]		112,902		104,475		82,567
Loans and advances to customers	[1]		938,535		923,561		1,044,534
Reverse repurchase agreements – non-trading	[1]		252,217		253,754		241,648
Financial investments	[1]		442,763		364,726		392,005
Prepayments, accrued income and other assets	[1]		165,255		156,149		136,196
Total assets	[1]		3,038,677		2,949,286		2,953,792
Trading liabilities	[1]		73,150		72,353		84,904
Deposits by banks	[1]		73,163		66,722		101,152
Customer accounts	[1]		1,611,647		1,570,303		1,710,574
Repurchase agreements – non-trading	[1]		172,100		127,747		126,670
Financial liabilities designated at fair value	[1]		141,426		127,321		145,503
Derivatives	[1]		234,772		285,762		191,064
Debt securities in issue	[1]		93,917		78,149		78,557
Subordinated liabilities	[1]		24,954		22,290		20,487
Accruals, deferred income and other liabilities	[1]		136,606		134,313		115,900
Total liabilities	[1]		2,846,067		2,764,089		2,757,474
Assets held for sale	[1]		114,134		115,919		$ 3,411
Financial assets			2,948,360		2,856,717
Loans and advances to banks
Disclosure of analysis of single amount of discontinued operations [line items]
Financial assets			112,902		104,475
Financial investments - measured at fair value through other comprehensive income
Disclosure of analysis of single amount of discontinued operations [line items]
Financial assets			294,437		255,660
- assets held for sale | Financial assets at amortised cost, class
Disclosure of analysis of single amount of discontinued operations [line items]
Financial assets			7,600		6,200
- assets held for sale | Financial investments - measured at fair value through other comprehensive income
Disclosure of analysis of single amount of discontinued operations [line items]
Current financial assets measured at fair value through other comprehensive income			9,400
Financial assets					11,200
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and balances at central banks			5,596		6,546
Trading assets			2,465		3,176
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss			64		61
Derivatives			528		866
Due from and placements with banks and other financial institutions			10,487		253
Loans and advances to customers			73,285		80,576
Reverse repurchase agreements – non-trading			2,723		4,646
Financial investments			17,011		17,349
Goodwill			225		225
Prepayments, accrued income and other assets			3,452		4,357
Total assets			115,836		118,055
Trading liabilities			1,417		2,754
Deposits by banks			78		64
Customer accounts			85,950		85,274
Repurchase agreements – non-trading			2,768		3,266
Financial liabilities designated at fair value			2,370		3,523
Derivatives			615		813
Debt securities in issue			9,084		12,928
Subordinated liabilities			8		8
Accruals, deferred income and other liabilities			6,116		5,967
Total liabilities			108,406		114,597
Net assets/(liabilities) classified as held for sale			1,800	€ 1,700,000,000
Discontinued operations | Canada
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and balances at central banks			5,370		4,664
Trading assets			2,465		3,168
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss			15		13
Derivatives			528		866
Due from and placements with banks and other financial institutions			154		99
Loans and advances to customers			56,129		55,197
Reverse repurchase agreements – non-trading			2,723		4,396
Financial investments			16,978		17,243
Goodwill			225		225
Prepayments, accrued income and other assets			3,318		4,245
Total assets			87,905		90,127
Trading liabilities			1,417		2,751
Deposits by banks			78		62
Customer accounts			63,001		60,606
Repurchase agreements – non-trading			2,768		3,266
Financial liabilities designated at fair value			0		0
Derivatives			608		806
Debt securities in issue			7,707		11,602
Subordinated liabilities			8		8
Accruals, deferred income and other liabilities			5,916		5,727
Total liabilities			81,503		84,828
Discontinued operations | Other
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and balances at central banks			0		1,811
Trading assets			0		8
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss			0		1
Derivatives			0		0
Due from and placements with banks and other financial institutions			0		154
Loans and advances to customers			254		350
Reverse repurchase agreements – non-trading			0		250
Financial investments					106
Goodwill					0
Prepayments, accrued income and other assets			2		26
Total assets			256		2,706
Trading liabilities			0		3
Deposits by banks			0		2
Customer accounts			642		2,320
Repurchase agreements – non-trading			0		0
Financial liabilities designated at fair value			0		0
Derivatives			0		0
Debt securities in issue			0		0
Subordinated liabilities			0		0
Accruals, deferred income and other liabilities			4		81
Total liabilities			646		2,406
Discontinued operations | Retail banking operations in France
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and balances at central banks			226		71
Trading assets			0		0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss			49		47
Derivatives			0		0
Due from and placements with banks and other financial institutions			10,333		0
Loans and advances to customers			16,902		25,029
Reverse repurchase agreements – non-trading			0		0
Financial investments			33		0
Goodwill			0		0
Prepayments, accrued income and other assets			132		75
Total assets			27,675		25,222
Trading liabilities			0		0
Deposits by banks			0		0
Customer accounts			22,307		22,348
Repurchase agreements – non-trading			0		0
Financial liabilities designated at fair value			2,370		3,523
Derivatives			7		7
Debt securities in issue			1,377		1,326
Subordinated liabilities			0		0
Accruals, deferred income and other liabilities			196		159
Total liabilities			26,257		$ 27,363
Expected cash contribution			11,000
Assets held for sale			10,500
Discontinued operations | Retail banking operations in France | Forecast
Disclosure of analysis of single amount of discontinued operations [line items]
Consideration received | €		€ 1
Discontinued operations | Retail banking operations in France | Loans and advances to banks
Disclosure of analysis of single amount of discontinued operations [line items]
Assets held for sale			10,300
Discontinued operations | Retail banking operations in France | Cash and balances at central banks
Disclosure of analysis of single amount of discontinued operations [line items]
Assets held for sale			$ 200

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.

[2]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.